Other income	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Income
Other income

5.	Other income

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Government grants (Note)	52,661	48,253
Others	50	70

	52,711	48,323

Note: The government grants were subsidies granted from the Government in Singapore for several schemes. These conditions had been satisfied in current period.

5.	Other income

	2024	2023	2022
	S$	S$	S$

Interest income	1	6,467	-
Government grants	63,116	148,893	378,682
Exchange gain	-	96,964	2,553
Reversal of expected credit loss (“ECL”)	2,110	-	-
Sundry income	124	2,968	-

	65,351	255,292	381,235

The government grants were subsidies granted from the Government in Singapore for several schemes. These conditions had been satisfied in current year.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)